Average Annual Total Returns - Investor A Shares and Institutional Shares - iShares Russell 1000 Large-Cap Index Fund	Apr. 29, 2021	Apr. 28, 2021
Investor A Shares
Average Annual Return:
1 Year	20.45%
5 Years	15.14%
Since Inception	13.21%
Inception Date	Mar. 31, 2011
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year		19.96%
5 Years		14.34%
Since Inception		12.35%
Inception Date		Mar. 31, 2011
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year		12.27%
5 Years		11.92%
Since Inception		10.71%
Inception Date		Mar. 31, 2011
Institutional Shares
Average Annual Return:
1 Year	20.79%
5 Years	15.44%
Since Inception	13.54%
Inception Date	Mar. 31, 2011